UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09145
Eaton Vance New York Municipal Income Trust
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2004

Item 1. Schedule of Investments

New York Municipal Income Trust	as of August 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 150.3%

Principal Amount (000’s omitted)	Security	Value

Cogeneration — 2.5%
1,000	Port Authority of New York and New Jersey, (KIAC), (AMT), 6.75%, 10/1/19	1,017,700
1,150	Suffolk County IDA, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	1,091,994
		$2,109,694

Education — 13.3%
1,000	Dutchess County IDA, (Marist College), 5.00%, 7/1/20	1,029,070
6,000	Hempstead IDA, (Hofstra University Civic Facilities), 5.00%, 7/1/33	6,044,340
50	New York Dormitory Authority, (City University), 5.25%, 7/1/31	51,367
4,025	New York Dormitory Authority, (Rockefeller University), 4.75%, 7/1/37	4,032,889
		$11,157,666

Electric Utilities — 17.6%
2,000	Long Island Power Authority, 5.50%, 12/1/23	2,079,120
1,655	Long Island Power Authority, Electric System Revenue, 5.25%, 12/1/26	1,690,665
1,000	Long Island Power Authority, Electric System Revenue, 5.375%, 9/1/25	1,045,450
4,100	New York Power Authority, 5.25%, 11/15/40	4,219,187
1,500	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	1,533,585
2,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	2,065,500
2,100	Suffolk County IDA, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	2,132,361
		$14,765,868

General Obligations — 10.5%
6,000	New York City, 5.25%, 9/15/33	6,180,480

2,500	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	2,593,150
		$8,773,630

Health Care - Miscellaneous — 6.4%
1,250	New York City IDA, (A Very Special Place, Inc.), 5.75%, 1/1/29	1,021,112
1,500	New York City IDA, (Ohel Children’s Home), 6.00%, 3/15/23	1,338,225
140	Suffolk County IDA, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	152,606
180	Suffolk County IDA, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	196,207
2,600	Westchester County IDA, (Children’s Village), 5.375%, 3/15/19	2,610,582
		$5,318,732

Hospital — 15.3%
235	Chautauqua County IDA, (Womans Christian Association), 6.35%, 11/15/17	219,833
495	Chautauqua County IDA, (Womans Christian Association), 6.40%, 11/15/29	463,874
1,250	Fulton County IDA, (Nathan Littauer Hospital), 6.00%, 11/1/18	1,200,375
400	Nassau County IDA, Civic Facility Revenue, (North Shore Health System), 6.25%, 11/1/21	434,968
3,200	New York City Health and Hospital Corp., 5.25%, 2/15/17	3,295,232
300	New York City Health and Hospital Corp., (Health System), 5.375%, 2/15/26	305,688
1,500	New York Dormitory Authority Revenue, (Lenox Hill Hospital), 5.50%, 7/1/30	1,549,965
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,028,240
1,250	Oneida County IDA, (St. Elizabeth Hospital), 5.75%, 12/1/19	1,134,163
2,105	Suffolk County IDA, Civic Facility, (Huntington Hospital), 6.00%, 11/1/22	2,221,028
		$12,853,366

Industrial Development Revenue — 6.3%
1,500	New York City IDA, (American Airlines, Inc.-JFK International Airport), (AMT), 8.00%, 8/1/12	1,187,190
775	Onandaga County IDA, Aero Syracuse Cargo, (AMT), 6.125%, 1/1/32	785,253
2,500	Onondaga County IDA, (Anheuser-Busch), (AMT), 6.25%, 12/1/34	2,719,025

550	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	561,110
		$5,252,578

Insured-Education — 6.6%
1,000	Madison County IDA, (Colgate University), (MBIA), 5.00%, 7/1/39	1,015,310
1,500	New York Dormitory Authority, (Barnard College), (AMBAC), 4.75%, 7/1/35	1,490,295
1,200	New York Dormitory Authority, (Cooper Union), (MBIA), 6.25%, 7/1/29	1,374,672
900	New York Dormitory Authority, New York University, (MBIA), Variable Rate, 7/1/27 (1) (2)	1,667,322
		$5,547,599

Insured-Escrowed/Prerefunded — 7.1%
1,500	Metropolitan Transportation Authority of New York, Escrowed to Maturity, (FGIC), 4.75%, 7/1/26	1,525,410
1,400	Metropolitan Transportation Authority of New York, Escrowed to Maturity, (FGIC), 4.75%, 7/1/26	1,423,716
1,000	Metropolitan Transportation Authority of New York, Escrowed to Maturity, (FGIC), 4.875%, 7/1/18	1,063,140
1,000	New York City, Trust for Cultural Resources, (Museum of History), Prerefunded to 7/1/09, (AMBAC), Variable Rate, 7/1/29 (1) (2)	1,273,610
580	New York Dormitory Authority, (New York State Department of Health), Prerefunded to 7/01/06, (MBIA), 5.50%, 7/1/25	631,237
		$5,917,113

Insured-General Obligations — 2.7%
1,750	Puerto Rico, (FSA), Variable Rate, 7/1/27 (1) (2)	2,257,010
		$2,257,010

Insured-Hospital — 10.4%
5,000	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (MBIA), 5.50%, 7/1/23 (3)	5,716,300
3,000	New York Dormitory Authority, (Municipal Health Facilities Improvement), (FSA), 4.75%, 1/15/29	2,984,820
		$8,701,120

Insured-Lease Revenue / Certificates of Participation — 0.5%
420	New York Dormitory Authority, (New York State Department of Health), (MBIA), 5.50%, 7/1/25	447,308
		$447,308

Insured-Special Tax Revenue — 3.0%
1,175	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7/1/07 (2) (4)	1,226,665
1,190	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7/1/28 (1) (2)	1,268,492
		$2,495,157

Insured-Transportation — 11.6%
2,325	Monroe County Airport Authority, (MBIA), (AMT), Variable Rate, 1/1/17 (2) (4)	3,053,678
2,735	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), 5.625%, 4/1/29	2,917,753
1,750	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), Variable Rate, 4/1/29 (2) (4)	1,983,905
1,750	Triborough Bridge and Tunnel Authority, (MBIA), 5.00%, 1/1/32	1,776,163
		$9,731,499

Insured-Water and Sewer — 2.6%
2,000	New York City Municipal Water Finance Authority, (FGIC), 5.50%, 6/15/32	2,141,560
		$2,141,560

Lease Revenue/Certificates of Participation — 5.7%
4,385	New York Dormitory Authority, (Court Facility), 6.00%, 5/15/39	4,774,827
		$4,774,827

Other Revenue — 3.4%
1,285	Albany Industrial Development Agency Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	1,312,987
1,250	Puerto Rico Infrastructure Financing Authority, Variable Rate, 10/1/32 (1) (2)	1,554,038
		$2,867,025

Senior Living / Life Care — 2.6%
1,250	Mount Vernon IDA, (Wartburg Senior Housing, Inc. — Meadowview), 6.20%, 6/1/29	1,162,025
1,000	Suffolk County IDA, (Jeffersons Ferry), 7.20%, 11/1/19	1,043,540
		$2,205,565

Special Tax Revenue — 1.3%
1,040	New York State Local Government Assistance Corp., 5.00%, 4/1/21	1,126,299
		$1,126,299

Transportation — 14.6%
6,000	Metropolitan Transportation Authority of New York, 5.25%, 11/15/32	6,178,740
1,000	Port Authority of New York and New Jersey, 5.25%, 7/15/34	1,015,040
1,800	Port Authority of New York and New Jersey, Variable Rate, 3/1/28 (1)	2,286,090
1,300	Port Authority of New York and New Jersey, (AMT), Variable Rate, 6/15/33 (2) (4)	1,180,231
1,550	Puerto Rico Highway and Transportation Authority, 4.75%, 7/1/38	1,531,881
		$12,191,982

Water and Sewer — 6.3%
1,500	New York City Municipal Water Finance Authority, 5.25%, 6/15/29	1,530,045
3,500	New York City Municipal Water Finance Authority, 5.75%, 6/15/29	3,777,445
		$5,307,490

Total Tax-Exempt Investments — 150.3% (identified cost $118,833,479)		$125,943,088

Other Assets, Less Liabilities — 2.8%		$2,361,314
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (53.1)%		$(44,505,495)
Net Assets Applicable to Common Shares— 100.0%		$83,798,907

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2004, 29.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.2% to 16.3% of total investments.

(1)                                                          Security has been issued as a leveraged inverse floater bond.

(2)                                                          Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of the securities is $15,464,951 or 18.5% of the Trust’s net assets.

(3)                                                          Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)                                                          Security has been issued as an inverse floater bond.

A summary of financial instruments at August 31, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/04	210 U.S. Treasury Bond	Short	$(23,168,016)	$(23,375,625)	$(207,609)

At August 31, 2004, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2004 as computed on a federal income tax basis, were as follows:

Aggregate cost	$118,803,783
Gross unrealized appreciation	$8,237,143
Gross unrealized depreciation	(1,097,838)
Net unrealized appreciation	$7,139,305

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Income Trust

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	October 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	October 21, 2004

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	October 21, 2004